RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Schedule of Sensitivity Analysis for Change in Exchange Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Possible increase in bunker prices (in percent)	10.00%
Changes in profit/loss before tax for the following year	$ (2.5)	$ (2.1)	$ (2.2)
Changes in equity for the following year	$ (2.5)	$ (2.1)	$ (2.2)